Consolidated Condensed Interim Statement of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Expenses
Research and development	$ 603,845	$ 671,627	$ 2,555,754	$ 2,119,217
General and administrative	474,025	445,000	2,168,899	3,134,409
Operating Expenses	1,077,870	1,116,627	4,724,653	5,253,626
Other loss (income)
Change in fair value of derivative liability	539,446	562,969	(627,433)	(11,529,498)
Change in fair value of derivative liability due to change in warrant terms	21,565	(167,190)	(23,658)	(111,179)
Loss on exchange of warrants			249,062
Foreign exchange loss (gain)	$ (17,473)	2,391	23,415	22,581
Interest expense		2,091	2,091	8,140
Interest income	$ (20)	(152)	(363)	(2,078)
Other (income) loss	543,518	400,109	(376,886)	(11,612,034)
Net and comprehensive loss (income) for the year	$ 1,621,388	$ 1,516,736	$ 4,347,767	$ (6,358,408)
Basic loss (income) per share	$ 0.04	$ 0.04	$ 0.11	$ (0.20)
Basic weighted average number of shares	42,481,875	36,451,014	38,067,516	31,969,595
Diluted loss (income) per share			$ 0.11	$ 0.00
Diluted weighted average number of shares			38,067,516	39,090,331